SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Compensation of directors, supervisors and senior management (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant related party transactions
Fees	¥ 618	¥ 579	¥ 683
Basic salaries, housing fund, other allowances and benefits in kind	4,244	4,526	3,996
Pension costs	505	449	207
Total remuneration	5,367	5,554	4,886
Key management personnel
Significant related party transactions
Fees	683	580	617
Basic salaries, housing fund, other allowances and benefits in kind	5,810	6,225	5,900
Pension costs	301	634	707
Total remuneration	¥ 6,794	¥ 7,439	¥ 7,224